Investments (Leverage Leases - Narrative) (Details) (USD $) In Millions, unless otherwise specified			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]
Lessor Leasing Arrangements, Operating Leases, Term of Contract			2 years	19 years
Leveraged Leases [Abstract]
Deferred income tax liability related to leveraged leases	$ 63	$ 53
Percentage of rental receivables performing	100.00%	100.00%